Acquisitions (Schedule of Solid Concepts transaction) (Details) (Solid Concepts Inc [Member], USD $) In Thousands, unless otherwise specified	0 Months Ended
Jul. 14, 2014
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Issuance of ordinary shares	$ 97,869
Cash paid upon closing	40,130
Holdback amount	3,839
Deferred payments	43,576
Total fair value of consideration transferred	$ 185,414